16 Investments (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Investments Abstract
Commitments in relation to joint ventures	R$ 5,936	R$ 81,263
Contingent liabilities incurred in relation to interests in joint ventures	89,688	40,324
Contingent liabilities incurred in relation to interests in associates	R$ 78,793	R$ 61,341